Related Party Transactions And Balances - Schedule of Transactions with Major Related Parties (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Related Party Transaction [Line Items]
Revenues		¥ 111	¥ 17,249
Cost of revenue	¥ 45,757	92,591	69,333
Tencent Group | Marketing Services
Related Party Transaction [Line Items]
Revenues		12	1,081
Tencent Group | Cloud Technology Services
Related Party Transaction [Line Items]
Cost of revenue	35,403	74,377	51,940
Tencent Group | Processing Fees
Related Party Transaction [Line Items]
Cost of revenue	10,354	18,214	17,393
JM Weshop (Cayman) Inc. | Technology Service
Related Party Transaction [Line Items]
Revenues	¥ 99	¥ 16,168
JM Weshop (Cayman) Inc. | Equipment Sale Service
Related Party Transaction [Line Items]
Other income			¥ 476